CSMC 2022-NQM1 Trust ABS-15G

Exhibit 99.56

Buyer Loan #	Next Due Date	Last Payment Date	Loan Status	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	Scrub Comments
431842052	2/1/2020	3/20/2020	FC	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Foreclosure	BORROWER CONTACT: Borrower applied for assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Hardship was on-going, and servicer granted an extension through X/XXXX. Borrower re-applied for assistance. Servicer approved a trial modification plan, and in XX/XXXX advised borrower of the trial plan start date.

REASON FOR DEFAULT: XXXX-Excessive obligations, income curtailment. XXXX-wages garnished, loss of income due to XXXX

MODIFICATION: N/A

FORECLOSURE: Referred XX/XX/XXXX, then placed on hold for a trial mod plan

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842424	9/1/2020	11/18/2020	DELQ	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Majority of contact with borrower to schedule/confirm payments. Borrower requested password to account X/X/XXXX. Borrower called to setup ACH X/XX/XXXX. Borrower inquired about escrow disbursement X/XX/XXXX. Borrower inquired about payment change due to escrow X/XX/XXXX. Borrower stated X/X/XXXX impacted by XXXX-XX; loss of income due to illness. X-month special FB offered; workout packet sent X/XX/XXXX. Borrower inquired about workout options at end of FB X/XX/XXXX; requested review for Mod. Borrower requested FB extension X/XX/XXXX; requested missed payment to be placed at end of loan. Workout denied X/XX/XXXX; borrower ineligible. Last borrower contact XX/XX/XXXX borrower requested total amount due; unapplied funds in escrow.
REASON FOR DEFAULT: Curtailment of income.  Borrower illness.
MODIFICATION:N/A
FORECLOSURE: No FC action noted.
BANKRUPTCY: No BK filing noted.
PROPERTY: Property is owner-occupied. No property damage noted.
431841905	10/1/2020	9/29/2020	DELQ	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. No contact until borrower requested a deferment in X/XXXX, but servicer declined, as the investor offered only FB options. Borrower was denied a modification, borrower didn't have a qualifying hardship or the delinquency requirements. Servicer then approved a X-month FB plan, beginning in X/XXXX. The plan was later extended through XX/XXXX. Borrower submitted a payment dispute during the most recent contact in XX/XXXX; borrower claims the XX/XXXX payment is missing.
REASON FOR DEFAULT: Unemployment due to XXXX; borrower is self employed
MODIFICATION: N/A
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Owner occupied
431842104	5/1/2020	5/6/2020	DELQ	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 3	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on XX/X/XXXX, outbound call to the borrower to advise of forbearance extension approval until XX/XXXX. Was advised that after that, would need to apply for a loan modification. The borrower has applied for multiple forbearance and payment relief options over the past XX months and appears to be cooperative. Loss mitigation workout activity is currently in progress.
REASON FOR DEFAULT: RFD is due to being impacted by the XXXX-XX pandemic and unemployed as a result. Hardship is ongoing.
MODIFICATION: NA.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841967	8/1/2020	11/10/2020	DELQ	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 3	BORROWER CONTACT: The last contact was on XX/XX/XXXX, outbound call to the borrower to advise of documents needed to review for a forbearance extension. Was also advised of an open deferral offer good through XX/XX/XXXX and has been offered a trial modification, but the customer declined. Previous conversations indicate the borrower prefers a payment plan to bring the account current and may be considering selling the property. The borrower appears to be cooperative and loss mitigation workout options are currently under review.
REASON FOR DEFAULT: RFD is due to being impacted by the XXXX-XX pandemic and loss of income due to job loss. Hardship appears to be ongoing.
MODIFICATION: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is an investment, non-owner occupied property. No indication of damage or ongoing repairs.

Buyer Loan #	Next Due Date	Last Payment Date	Loan Status	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	Scrub Comments
433811988	7/10/2021	6/11/2021	CURR	XXXX	XXXX	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown. Loan has been current since origination.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.
433811977	7/10/2021	6/7/2021	CURR	XXXX	XXXX	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown. Loan has been current since origination.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.
433811829	7/1/2021	6/8/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Comments on X/XX/XXXX indicate borrower was impacted by XXXX and servicer set up a X month FB plan. Pay history shows payments were made during the FB plan. No further assistance was requested. Borrower declined assistance on XX/X/XXXX.
REASON FOR DEFAULT: Income curtailment.
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: NA
433811989	8/10/2021	6/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history was not provided by current servicer. Date of last contact is unknown.
REASON FOR DEFAULT: Unknown, no contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is non-owner occupied based on origination data. Unable to determine if any property issues have been reported to servicer due to missing contact history.
433811847	7/1/2021	6/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account is performing with occasional account inquiry. Last contact X/XX/XXXX to request year end statement.
REASON FOR DEFAULT: N/A
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is non-owner occupied per seller data. No property issues noted.
433811871	7/1/2021	6/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in X/XXXX. Bills for delinquent taxes were received in X/XXXX, funds were approved to be disbursed from escrow. Borrower requested FB on X/XX/XX stating he lost his business due to XXXX-XX. Borrower was advised on X/XX/XX that he was denied the FB however, loss mit package was sent. Borrower called in X/XXXX to inquire about the account showing owed for June on X/XX/XX and was advised that the payment was put towards the principal because it was not enough for a new payment amount; borrower stated that he would send the rest of the funds through bill pay to be received the next day. Borrower also inquired about escrow shortage in X/XXXX. Last contact was in X/XXXX, borrower stated that he would check to make sure he sent the payment. Escrow analysis/disclosure statement was sent on X/XX/XX.
REASON FOR DEFAULT: Loan is current however, the borrower stated in X/XXXX that he lost his business due to XXXX-XX.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found.
433811967	7/1/2021	6/7/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No contact with borrower noted in the contact history. The loan has remained current throughout the payment history.
REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No indication of hardship.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
433811917	7/1/2021	6/14/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower setup ACH X/XX/XXXX. Borrower inquired about insurance payment X/XX/XXXX. Borrower advised ACH rejected X/X/XXXX. Borrower called to confirm payment X/XX/XXXX. Borrower requested account number X/XX/XXXX. Borrower requested statement XX/XX/XXXX.
REASON FOR DEFAULT: No hardship noted.
FORECLOSURE: No FC action noted.
BANKRUPTCY: No BK filing information noted.
PROPERTY: Property is owner-occupied. No property damage noted.
433811697	8/1/2021	6/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked servicer not to call her in X/XXXX, and authorized spouse on the account in X/XXXX. Borrower also confirmed payment receipt in X/XXXX, and requested the hazard insurance policy number. An unauthorized third party requested a VOM in XX/XXXX, and spouse changed the mailing address in X/XXXX. Spouse reported website issues in X/XXXX. No further contact with borrower or spouse. Two separate unauthorized third parties requested loan information, one in X/XXXX and another in X/XXXX; both were advised to receive borrower authorization before requesting information.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Non-owner occupied
433811925	7/1/2021	6/21/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower stated X/XX/XXXX made payment to prior servicer. Borrower called X/XX/XXXX w/Xrd party for account info. Borrower stated X/X/XXXX impacted by XXXX; special FB offered. FB extension requested X/XX/XXXX. Borrower requested workout options X/XX/XXXX. X-month FB extension offered X/XX/XXXX. Servicer notes XX/XX/XXXX tiered deferral offered. Workout discussed with borrower XX/X/XXXX. Deferral completed XX/XX/XXXX. Borrower called X/XX/XXXX to confirm payment. Borrower stated X/XX/XXXX making payment online.
REASON FOR DEFAULT: Curtailment of income.
FORECLOSURE: No FC action noted.
BANKRUPTCY: No BK filing information noted.
PROPERTY: Property is owner-occupied. No property damage noted.
433811726	7/1/2021	6/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX. LPI was placed on the loan in X/XXXX, and an escrow analysis was completed. Borrower refused to discuss the account in XX/XXXX; funds sent that month were short a full payment. Borrower was unaware of an escrow increase in XX/XXXX, and claimed servicer error, stating he was never notified of the increase. Borrower asked about XXXX relief options in X/XXXX, and servicer granted a X-month FB plan. Servicer solicited a tiered deferral option in X/XXXX, but in XX/XXXX borrower said he would have to wait to accept the offer and make the two required payments until he received a paycheck. Servicer solicited a deferral mod in X/XXXX and again in X/XXXX; no response from borrower. Last contact was in X/XXXX when borrower made a payment.
REASON FOR DEFAULT: Borrower works in construction, work was slow
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Owner occupied